Commitments and Contingencies (Details 3) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014 Employment Contracts	Dec. 31, 2013 Marketing Sponsorships
Commitment and contingencies
Maximum term of executive's annual base salary to determine severance obligations	12 months
Liquidity bonus	$ 2.6
Amount payable during remainder of 2014		0.8
Amount payable in 2015		$ 0.8